Net Contributions (Withdrawals) by Contract Owners (Tables)	12 Months Ended
Dec. 31, 2020
Net Contributions Withdrawals By Contract Owners [Abstract]
Schedule of Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,398,741	$141,332	$—	$—	$2,540,073
Policy loans	(706,560)	(63,636)	—	(20,644)	(790,840)
Policy loan repayments and interest	1,959,278	100,982	—	85,056	2,145,316
Surrenders, withdrawals and death benefits	(3,851,774)	(251,017)	—	(364,891)	(4,467,682)
Net transfers from/(to) other subaccounts or fixed rate option	(1,075,919)	(69,890)	—	(114)	(1,145,923)
Miscellaneous transactions	39,603	2,995	—	6,333	48,931
Administrative and other charges	(1,478,509)	(154,349)	—	(7,847)	(1,640,705)
	$(2,715,140)	$(293,583)	$—	$(302,107)	$(3,310,830)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,088,543	$149,189	$—	$—	$2,237,732
Policy loans	(820,743)	(40,459)	—	(15,185)	(876,387)
Policy loan repayments and interest	1,428,976	74,420	—	72,781	1,576,177
Surrenders, withdrawals and death benefits	(3,855,790)	(219,934)	(186)	(283,235)	(4,359,145)
Net transfers from/(to) other subaccounts or fixed rate option	(1,091,672)	(61,549)	—	(14,520)	(1,167,741)
Miscellaneous transactions	(3,863)	(486)	—	(1,598)	(5,947)
Administrative and other charges	(1,619,926)	(166,492)	—	(9,887)	(1,796,305)
	$(3,874,475)	$(265,311)	$(186)	$(251,644)	$(4,391,616)

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,296,578	$157,296	$—	$—	$2,453,874
Policy loans	(891,790)	(61,152)	—	(11,905)	(964,847)
Policy loan repayments and interest	1,523,621	52,640	—	13,437	1,589,698
Surrenders, withdrawals and death benefits	(3,484,541)	(238,698)	(205)	(119,713)	(3,843,157)
Net transfers from/(to) other subaccounts or fixed rate option	(1,013,153)	(51,437)	—	(13,789)	(1,078,379)
Miscellaneous transactions	5,668	(657)	—	7	5,018
Administrative and other charges	(1,675,713)	(170,977)	—	(10,962)	(1,857,652)
	$(3,239,330)	$(312,985)	$(205)	$(142,925)	$(3,695,445)